PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Prototypes
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 1,419,420
Development costs
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 34,578,703
Government Assistance Receivables
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in property, plant and equipment		$ 3,849,847	$ 3,063,476
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in property, plant and equipment		1,374,516	1,132,297
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in property, plant and equipment		$ 2,475,331	$ 1,931,179